Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
SA U.S. Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Fixed Income Fund
Class Name	SA U.S. Fixed Income Fund
Trading Symbol	SAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 451,295,740
Holdings Count | Holdings	115
Advisory Fees Paid, Amount	$ 299,093
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$451,295,740
# of Portfolio Holdings	115
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$299,093

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	53.9%
U.S. Government & Agency Obligations	32.7
Yankee Corporate Bonds and Notes	13.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Global Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA Global Fixed Income Fund
Class Name	SA Global Fixed Income Fund
Trading Symbol	SAXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 542,181,837
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 684,958
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$542,181,837
# of Portfolio Holdings	125
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$684,958

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
Sovereign Bonds and Notes	52.4%
Corporate Bonds and Notes	27.2
U.S. Government & Agency Obligations	20.4

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
United States	32.3%
Canada	19.7
Supranational	16.6
Australia	7.2
New Zealand	5.5
Norway	3.3
France	2.9
Finland	2.7
Denmark	2.7
Others	7.1

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Core Market Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Core Market Fund
Class Name	SA U.S. Core Market Fund
Trading Symbol	SAMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 702,078,944
Holdings Count | Holdings	816
Advisory Fees Paid, Amount	$ 1,400,196
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$702,078,944
# of Portfolio Holdings	816
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,400,196

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	30.9%
Financials	16.3
Communication Services	11.3
Consumer Discretionary	10.5
Health Care	10.0
Industrials	8.7
Consumer Staples	5.6
Utilities	2.7
Energy	2.4
Materials	1.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Value Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Value Fund
Class Name	SA U.S. Value Fund
Trading Symbol	SABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 566,670,948
Holdings Count | Holdings	277
Advisory Fees Paid, Amount	$ 1,105,094
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$566,670,948
# of Portfolio Holdings	277
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,105,094

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	25.0%
Health Care	16.3
Industrials	13.9
Information Technology	12.4
Energy	10.1
Materials	6.7
Communication Services	6.1
Consumer Discretionary	4.6
Consumer Staples	4.3
Real Estate	0.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Small Company Fund
Class Name	SA U.S. Small Company Fund
Trading Symbol	SAUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 310,437,708
Holdings Count | Holdings	1,476
Advisory Fees Paid, Amount	$ 621,399
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$310,437,708
# of Portfolio Holdings	1,476
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$621,399

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Industrials	22.4%
Financials	21.7
Consumer Discretionary	14.4
Information Technology	12.4
Health Care	9.8
Materials	5.1
Consumer Staples	4.7
Energy	3.6
Utilities	3.3
Communication Services	1.8

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Value Fund
Shareholder Report [Line Items]
Fund Name	SA International Value Fund
Class Name	SA International Value Fund
Trading Symbol	SAHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 619,789,714
Holdings Count | Holdings	407
Advisory Fees Paid, Amount	$ 1,349,159
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$619,789,714
# of Portfolio Holdings	407
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$1,349,159

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	37.2%
Energy	13.1
Materials	12.5
Consumer Discretionary	10.7
Industrials	8.8
Consumer Staples	4.6
Health Care	4.5
Communication Services	2.9
Utilities	2.2
Real Estate	2.1

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
Japan	20.7%
Canada	11.9
United Kingdom	11.8
France	10.1
Germany	8.8
Switzerland	8.2
Australia	5.7
Netherlands	4.7
Spain	3.5
Others	14.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA International Small Company Fund
Class Name	SA International Small Company Fund
Trading Symbol	SAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 280,883,892
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 346,873
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$280,883,892
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$346,873

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0
*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/us-en/funds/dfisx/international-small-company-portfolio-i.

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Value Fund
Class Name	SA Emerging Markets Value Fund
Trading Symbol	SAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
Net Assets	$ 218,743,219
Holdings Count | Holdings	1,852
Advisory Fees Paid, Amount	$ 203,230
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$218,743,219
# of Portfolio Holdings	1,852
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$203,230

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	28.5%
Information Technology	17.9
Consumer Discretionary	12.3
Materials	10.6
Industrials	9.3
Energy	9.0
Communication Services	3.2
Health Care	2.8
Consumer Staples	2.5
Real Estate	2.4

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
China	28.5%
Taiwan	21.4
India	18.5
Korea	13.0
South Africa	3.8
Brazil	2.6
Mexico	1.7
Indonesia	1.6
United Arab Emirates	1.5
Others	7.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Real Estate Securities Fund
Shareholder Report [Line Items]
Fund Name	SA Real Estate Securities Fund
Class Name	SA Real Estate Securities Fund
Trading Symbol	SAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 114,468,534
Holdings Count | Holdings	131
Advisory Fees Paid, Amount	$ 141,863
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$114,468,534
# of Portfolio Holdings	131
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$141,863

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	33.4%
Retail REITs	16.5
Health Care REITs	16.2
Residential REITs	14.3
Industrial REITs	11.3
Office REITs	3.4
Hotel & Resort REITs	2.5
Diversified REITs	2.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Worldwide Moderate Growth Fund
Shareholder Report [Line Items]
Fund Name	SA Worldwide Moderate Growth Fund
Class Name	SA Worldwide Moderate Growth Fund
Trading Symbol	SAWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). Shareholders would have paid $37, or 0.70% when considering the acquired fund fees and expenses.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 22,644,997
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$22,644,997
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	20.2
SA U.S. Value Fund	16.8
SA U.S. Core Market Fund	16.6
SA Global Fixed Income Fund	15.0
SA U.S. Fixed Income Fund	15.0
SA Emerging Markets Value Fund	6.8
SA U.S. Small Company Fund	6.6
SA Real Estate Securities Fund	3.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents

[1]	Focus Partners Advisor Solutions, LLC, (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). Shareholders would have paid $37, or 0.70% when considering the acquired fund fees and expenses.